Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	143.60%
Dividends	0.00%
Risk-free interest rates	3.04%
Term (years)	5 years
Minimum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility		167.80%
Dividends		0.00%
Risk-free interest rates		0.82%
Term (years)		5 years
Maximum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility		183.50%
Dividends		0.00%
Risk-free interest rates		1.69%
Term (years)		10 years